Fair Value of Financial Instruments - Schedule of Fair Value of Liabilities (Details) (Brooklyn ImmunoTherapeutics, LLC) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Level 1 [Member]
Contigent consideration
Total
Level 2 [Member]
Contigent consideration
Total
Level 3 [Member]
Contigent consideration	870,000	870,000
Total	$ 870,000	$ 870,000